CONTRIBUTION TO THE DEPOSIT INSURANCE SYSTEM - (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Jan. 01, 2023 ARS ($)	May 01, 2020 ARS ($)	Mar. 01, 2019 ARS ($)
CONTRIBUTION TO THE DEPOSIT INSURANCE SYSTEM
Insurance coverage of demand and time deposits		$ 6,000	$ 1,500	$ 1,000
Number of times exceeding the rate for term deposits and investment	1.3
Interest rate basis	5.00%